Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting

Note 21 – Segment Reporting

The chief operating decision-maker organizes and manages the business under a single operating segment, consisting of resource sector royalty, stream and working interest acquisitions and management activities directly relating to royalty, stream and working interests. All of the Company’s assets and revenues are attributable to this single operating segment.

For the year ended December 31, 2017, two interests generated revenue totaling $105.2 million and $90.2 million, respectively (2016 – three interests generated revenue totaling $92.5 million, $88.5 million, and $75.0 million), comprised 15.6% and 13.4%, respectively (2016 – 15.2%,  14.5% and 12.3%) of revenue. Geographic revenues are separated by the jurisdiction of the entity making the payment.

Revenue is earned from the following jurisdictions:

	2017	2016
Latin America:
Peru	$153.1	167.5
Chile	105.2	88.4
Other	67.7	47.8
United States	$100.2	92.4
Canada	125.5	116.9
Rest of World	123.3	97.2
	$675.0	610.2

Geographic royalty, stream and working interests are presented by the location of the mining operations giving rise to the royalty, stream or working interest.

	2017	2016
Latin America:
Peru	$953.2	1,021.7
Chile	533.4	586.1
Panama	734.4	468.9
Other	59.0	64.3
United States	$622.5	502.0
Canada	666.7	610.5
Rest of World	370.0	414.8
	$3,939.2	3,668.3

Investments of $203.1 million (2016 - $147.4 million) are held in Canada. Oil & gas well equipment, included in other non-current assets, of $12.7 million (2016 - $14.0 million) is located in Canada.